Impairment (Details) - Schedule of Impairment Loss (Reversal) in the Comprehensive Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Impairment on Equipment and Construction Prepayments [Line Items]
Short-term prepaid deposits	$ 6,982
Equipment and construction prepayments		30,199
Assets held for sale	388	545
ROU assets		2,034
Property, plant and equipment	4,882	42,435
Goodwill		17,900
Total	12,252	93,113
Immersion cooling equipment [Member]
Schedule of Impairment on Equipment and Construction Prepayments [Line Items]
Short-term prepaid deposits
Equipment and construction prepayments
Assets held for sale
ROU assets
Property, plant and equipment	1,882
Goodwill
Total	1,882
Short term deposits [Member]
Schedule of Impairment on Equipment and Construction Prepayments [Line Items]
Short-term prepaid deposits	6,982
Equipment and construction prepayments
Assets held for sale
ROU assets
Property, plant and equipment
Goodwill
Total	6,982
Miners held for sale [Member]
Schedule of Impairment on Equipment and Construction Prepayments [Line Items]
Short-term prepaid deposits
Equipment and construction prepayments
Assets held for sale	388	545
ROU assets
Property, plant and equipment
Goodwill
Total	388	545
Suni mineral asset [Member]
Schedule of Impairment on Equipment and Construction Prepayments [Line Items]
Short-term prepaid deposits
Equipment and construction prepayments
Assets held for sale
ROU assets
Property, plant and equipment	3,000	4,200
Goodwill
Total	$ 3,000	4,200
Washington state cryptocurrency mining CGU (“Washington CGU”) [Member]
Schedule of Impairment on Equipment and Construction Prepayments [Line Items]
Short-term prepaid deposits
Equipment and construction prepayments
Assets held for sale
ROU assets		306
Property, plant and equipment		6,208
Goodwill		17,900
Total		24,414
Argentina cryptocurrency mining CGU (“Argentina CGU”) [Member]
Schedule of Impairment on Equipment and Construction Prepayments [Line Items]
Short-term prepaid deposits
Equipment and construction prepayments		50,326
Assets held for sale
ROU assets		1,728
Property, plant and equipment		32,027
Goodwill
Total		84,081
Quebec cryptocurrency Mining CGU (“Quebec CGU”) [Member]
Schedule of Impairment on Equipment and Construction Prepayments [Line Items]
Short-term prepaid deposits
Equipment and construction prepayments		(11,641)
Assets held for sale
ROU assets
Property, plant and equipment
Goodwill
Total		(11,641)
Paraguay cryptocurrency mining CGU (“Paraguay CGU”) [Member]
Schedule of Impairment on Equipment and Construction Prepayments [Line Items]
Short-term prepaid deposits
Equipment and construction prepayments		(8,486)
Assets held for sale
ROU assets
Property, plant and equipment
Goodwill
Total		$ (8,486)